Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Nov. 30, 2021
Disclosure of detailed information about business combination [Line Items]
Loans and advances		¥ 121,716,465	¥ 111,891,134
Fullerton India Credit Company Limited [Member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired				74.90%
Loans and advances	¥ 306,413			¥ 306,413
Gross contractual amounts receivable	336,027
Gross contractual amounts receivable, expected to be uncollectible	30,273
Assets other than cash or cash equivalents	387,899
Liabilities assumed	¥ 334,272